NATURE OF OPERATlONS AND GOlNG CONCERN	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
NATURE OF OPERATlONS AND GOlNG CONCERN

1. NATURE OF OPERATlONS AND GOlNG CONCERN

NuRAN Wireless Inc. (“NuRAN” or the “Company”) was incorporated in the province of British Columbia, Canada on September 23, 2014. The Company’s registered office is located at 1000 - 595 Burrard Street, Vancouver BC V7X 1S8 and its place of business is at 2150, Cyrille-Duquet, suite 100, Québec (Québec) G1N 2G3.

The Company’s shares are traded on the Canadian Securities Exchange (the “CSE”) under the trading symbol “NUR”. On December 9, 2025, the Company completed a 300 for 1 consolidation of its common shares, whereby each 300 common shares issued and outstanding was consolidated into one common share. The share consolidation did not result in any change to the Company’s issued share capital. All references to common shares, share-based compensation and warrant amounts in these financial statements have been retroactively adjusted to reflect the share consolidation.

The Company with its subsidiaries (together, the “Company”) operates in the research, development, manufacturing, marketing and operation of digital electronic circuits and wireless telecommunication products and services to the mobile telephony industry.

A summary of the Company’s subsidiaries included in these condensed interim financial statements as at March 31, 2026 is as follows:

Name of subsidiaries	Country of incorporation	Percentage ownership	Functional currency	Principal activity
Innovation Nutaq Inc.	Canada	100%	CAD	Wireless solutions
NuRAN Wireless (Africa) Holding	Mauritius	100%	USD	Holding company
NuRAN Wireless DRC SA	DRC	100%	USD	Wireless solutions
NuRAN Wireless Cameroon Ltd	Cameroon	100%	XAF	Wireless solutions
NuRAN Wireless Benin S.A.R.L.U	Benin	100%	XOF	Wireless solutions
NuRAN Wireless Madagascar S.A.R.L.U	Madagascar	100%	MGA	Wireless solutions
NuRAN Wireless Cote d’Ivoire S.A.R.L.U	Ivory Coast	100%	XOF	Wireless solutions
Advance Factoring Inc. (2025)	Canada	100%	CAD	Factoring

XAF - Central African Franc; XOF - West African Franc; MGA - Malagasy Ariary

The Company provides products and services that help Mobile Network Operators (MNOs) profitably serve off-grid markets. The main strategy is to finance, build, sell to a customer and manage rural cellular infrastructure telecommunications sites, monetizing the assets through a Network as a Service (NaaS) business model that has been developed by the Company. It also sells products and services direct to MNOs and others which they build into their own networks.

These condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) on a going concern basis of accounting, which assumes that the Company will continue operations for the foreseeable future and be able to realize the carrying value of its assets and discharge its liabilities and commitments in the normal course of business During the three-month period ended March 31, 2026, the Company incurred a net loss of $2,166,574 ($1,689,530 for the three-month period ended March 31, 2025) and used net cash of $2,126,572 ($1,650,940 for the three-month period ended March 31, 2025) in operating activities and, as of that date, had an accumulated deficit of $96,400,235 ($94,233,661 for the year ended December 31, 2025) and a working capital surplus of $113,134 (deficiency of $5,001,442 for the year ended December 31, 2025). Additionally, in prior periods and through part of the year ended December 31, 2025, the Company operated with a shareholders’ deficit and had overdue outstanding debt instruments with ongoing creditor waivers. These conditions indicate the existence of material uncertainties that cast a significant doubt on the Company’s ability to continue as a going concern.

In December 2025, the Company completed steps approved by its shareholders at Annual General and Special Meetings (AGSMs) on October 22, 2025 and October 29, 2025 including a 300:1 share consolidation effective on December 9, 2025 and subsequent to this, a Restructuring Transaction. The Restructuring Transaction resulted in the conversion and extinguishment of over $20 million of debt and accounts payable to equity, together with a private placement raising aggregate gross proceeds of $5.8 million. As a result of the Restructuring Transaction, the Company’s shareholders’ deficit moved to a surplus position, and the Company’s market capitalization exceeded $57 million at March 31, 2026.

The Company submitted an application to list its common shares on Nasdaq on March 30, 2026 which is subject to pending filings and approvals, and appointed additional strategic advisors to support operational and commercial growth in Africa. The Company’s operations continued to grow across Cameroon, the DRC and, prospectively, Ivory Coast and Benin. The Company has a history of securing sufficient debt and equity funding and continues to actively pursue additional financing to support its operations and growth. During the quarter, the company received approval for the final drawdown of USD 0.45 million (CAD 0.62 million) of the USD 5 million (CAD 6.83 million) loan from the Facility for Energy Inclusion (FEI), a fund managed by a non related company, Cygnum Capital.

Having regard to the completion of the Restructuring Transaction, the Company’s operational progress, its committed and anticipated financing arrangements, and all other available information up to the date of approval of these consolidated financial statements, management has concluded that the going concern basis of accounting used in preparation of these consolidated financial statements is appropriate. Nonetheless, the Company’s ability to continue as a going concern remains dependent upon its planned raise of capital, continuity of debt availability as may be needed, and the continued execution of its NaaS deployment strategy in Africa.

Although material uncertainties remain that could impact the Company’s ability to continue as a going concern, no adjustments have been made to the carrying amounts of assets and liabilities in these consolidated financial statements.

The condensed interim consolidated financial statements were approved and authorized for issue by the Board of Directors on July 10, 2026.